Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (169.5)	$ (2.2)	₨ (192.9)	₨ (175.5)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	20,091.1	266.5	17,388.0	17,556.2
Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	1,194.2	15.8	1,901.7	1,529.7
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(8,960.4)	(118.9)	(7,680.0)	(6,298.7)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(35.5)	$ (0.5)	(37.3)	(27.4)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(85.3)		(54.9)	(59.6)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	3,089.4		2,829.7	2,642.7
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		352.0	132.8
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(5,840.8)		(4,838.3)	(4,031.9)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(25.8)		(31.2)	(19.8)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(84.2)		(138.0)	(115.9)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	17,001.7		14,558.3	14,913.5
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	1,194.2		1,549.7	1,396.9
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(3,119.6)		(2,841.7)	(2,266.8)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (9.7)		₨ (6.1)	₨ (7.6)